BORROWINGS (Tables)	12 Months Ended
Feb. 28, 2026
Debt Disclosure [Abstract]
Schedule of Short-term borrowings

	Maturity	Effective Interest Rate	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
			JPY	JPY	US$
			(In thousands)
Sumitomo Mitsui Banking Corporation(1)	March 2026	1.45%	-	300,000	1,922
MUFG Bank, Ltd.(2)	April 2026	1.51%	-	500,000	3,204
Total short-term borrowings			-	800,000	5,126

(1)	On October 31, 2025, the Company entered into a commitment line agreement with Sumitomo Mitsui Banking Corporation with a maximum commitment of JPY 2,500.0 million. The facility’s commitment period commences on October 31, 2025, and terminates on October 31, 2026. Pursuant to the agreement, the maximum borrowing limit for this period is JPY 2,500.0 million. The borrowings are primarily used for working capital purposes. As of February 28, 2026, the unused credit line balance was JPY2,200 million ($14.1 million).
(2)	On February 25, 2025, the Company entered into a revolving credit facility agreement with MUFG Bank, Ltd. with a maximum commitment of JPY3,000.0 million. The facility’s commitment period commences on February 28, 2025, and terminates on February 25, 2028.

Pursuant to the agreement, the maximum borrowing limits for the respective periods are as follows:

●	JPY2,000.0 million for the period from February 28, 2025, to February 27, 2026;
●	JPY2,500.0 million for the period from February 28, 2026, to February 27, 2027; and
●	JPY3,000.0 million for the period from February 28, 2027, to the commitment termination date (February 25, 2028).

The borrowings are primarily used for working capital purposes. As of February 28, 2026, the unused credit line balance was JPY2,000 million ($12.8 million).

Schedule of Long-term borrowings

	Maturity	Effective Interest Rate	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
			JPY	JPY	US$
			(In thousands)
The Awaji Shinkin Bank(1)	September 2027 - September 2030	0.60% - 1.25%	1,369,156	1,220,620	7,823
Sumitomo Mitsui Banking Corporation(2)	November 2026 - January 2030	0.54% - 1.19%	1,974,026	1,538,700	9,860
The Iyo Bank, Ltd.	March 2026	1.28%	83,339	11,130	71
The Bank of Fukuoka, Ltd.	September 2025	0.86%	58,343	-	-
MUFG Bank, Ltd.	March 2026 - March 2029	0.30% - 0.79%	1,591,683	1,291,695	8,277
The Minato Bank, Ltd.	June 2028	0.68%	417,540	241,677	1,549
The Hiroshima Bank, Ltd.	April 2026	1.00%	116,652	16,644	107
The San-in Godo Bank, Ltd.	November 2026	0.80%	174,990	74,982	480
The Kiyo Bank, Ltd.	January 2028	1.05%	291,675	191,679	1,228
Total long-term borrowings			6,077,404	4,587,127	29,395

Current portion of long-term borrowings			1,804,164	2,021,924	12,957

Non-current portion of long-term borrowings			4,273,240	2,565,203	16,438

(1)	As of February 28, 2025 and February 28, 2026, JPY82.6 million and JPY66.6 million ($0.4 million) were guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit, respectively.
(2)	As of February 28, 2025 and February 28, 2026, JPY60.0 million and JPY60.0 million ($0.4 million) were guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit, respectively.

Schedule of future loan obligations

	JPY	US$
	(In thousands)
Fiscal year
2027	2,021,924	12,957
2028	1,332,208	8,537
2029	883,555	5,662
2030	311,852	1,998
2031	37,588	241
Thereafter	-	-
Total long-term borrowings	4,587,127	29,395